497(e)
                                                                      333-153809
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AXA Equitable Life Insurance Company

SUPPLEMENT DATED MAY 19, 2010 TO THE MAY 1, 2010 PROSPECTUS FOR EQUI-VEST(R) (SERIES 201)

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This Supplement updates certain information in the most recent prospectus and statement of additional information you received and in any supplements to that prospectus and statement of additional information (collectively, the "Prospectus"). You should read this Supplement in conjunction with the Prospectus and retain it for future reference. Unless otherwise indicated, all other information included in the Prospectus remains unchanged. The terms and section headings we use in this Supplement have the same meaning as in the Prospectus. We will send you another copy of any prospectus or supplement without charge upon request. Please contact the customer service group referenced in the Prospectus.

The purpose of this Supplement is to provide you with information regarding certain changes to the Prospectus. Please note the following changes described below.

    1. Under the heading "Portfolio operating expenses expressed as an annual percentage of daily net assets in the "Fee Table", the following is deleted in its entirety:

          This table shows the fees and expenses of 2009 as an annual percentage of each portfolio's daily average net assets.

    2. Under "Guaranteed interest option" in "Contract features and benefits", the first sentence of the fifth paragraph is deleted in its entirety and replaced with the following:

          Depending on the year and the state where your contract is issued, your lifetime minimum guaranteed interest rate ranges from 1.00% to 3.00%. The annual minimum guaranteed interest rate for 2010 is either 1.25% or 1.50% depending on your lifetime minimum guaranteed interest rate.

    3. In Appendix I: "State contract availability and/or variations of certain features and benefits", the following is added for Texas:


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 STATE    FEATURES AND BENEFITS                   CONTRACT TYPE                               AVAILABILITY OR VARIATION
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
TEXAS    See "What are your investment options   For all new and existing TSA contract       Unavailable variable investment
         under the contract" in "Contract        owners (regardless of the contract issue    options: The variable investment
         features and benefits".                 date) who are employees of public           options that invest in portfolios
                                                 school districts and open enrollment        of unaffiliated trusts are not
                                                 charter schools (grades K-12), who are      available.
                                                 participants in the TSA plan, the
                                                 providers of which are subject to the
                                                 403(b) Certification Rules of the Teacher
                                                 Retirement System of the State of Texas,
                                                 and who enroll and contribute to the
                                                 TSA contracts through a salary reduction
                                                 agreement.
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





EQUI-VEST(R) IS ISSUED BY AND IS A REGISTERED SERVICE MARK OF AXA EQUITABLE
                    LIFE INSURANCE COMPANY (AXA EQUITABLE).
                DISTRIBUTED BY ITS AFFILIATE AXA ADVISORS, LLC
               1290 AVENUE OF THE AMERICAS, NEW YORK, NY 10104.

   COPYRIGHT 2010 AXA EQUITABLE LIFE INSURANCE COMPANY. ALL RIGHTS RESERVED.


                     AXA Equitable Life Insurance Company
                          1290 Avenue of the Americas
                              New York, NY 10104
                                  212-554-1234


888-106 (5/10)                                       Catalog No. 145336 (5/10)
201 Empl. Sp.  NB/IF (SAR)                                              x03190